SCHEDULES OF INVESTMENTS

ROYCE DIVIDEND VALUE FUND

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 97.4%

Consumer Discretionary – 3.2%
Hotels, Restaurants & Leisure - 0.2%
Travel + Leisure	3,100	$113,863
Household Durables - 1.4%
Vistry Group [1]	77,500	859,939
Specialty Retail - 1.6%
USS [1]	56,000	925,945
Total		1,899,747

Energy – 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Gaztransport Et Technigaz [1]	7,800	958,245
Total		958,245

Financials – 31.2%
Banks - 5.2%
BOK Financial	15,414	1,232,812
First Citizens BancShares Cl. A	1,314	1,813,451
		3,046,263
Capital Markets - 22.7%
Artisan Partners Asset Management Cl. A	25,600	957,952
B3-Brasil, Bolsa, Balcao	336,600	822,993
Bolsa Mexicana de Valores	444,000	831,314
Canaccord Genuity Group	31,500	186,924
Carlyle Group	76,020	2,292,763
Evercore Cl. A	13,500	1,861,380
KKR & Co.	19,138	1,178,901
Moelis & Company Cl. A	19,359	873,672
SEI Investments	37,900	2,282,717
Sprott	37,500	1,142,186
State Street	15,120	1,012,435
		13,443,237
Financial Services - 1.5%
NewtekOne	60,500	892,375
Insurance - 1.8%
Assured Guaranty	17,900	1,083,308
Total		18,465,183

Health Care – 3.5%
Health Care Providers & Services - 0.9%
Ensign Group (The)	5,951	553,027
Pharmaceuticals - 2.6%
Recordati Industria Chimica e Farmaceutica [1]	24,210	1,141,381
Santen Pharmaceutical [1]	41,600	381,047
		1,522,428
Total		2,075,455

Industrials – 34.9%
Aerospace & Defense - 4.1%
HEICO Corporation Cl. A	18,800	2,429,336
Building Products - 0.7%
Geberit [1]	800	399,385
Construction & Engineering - 2.6%
Comfort Systems USA	8,959	1,526,703
Electrical Equipment - 3.7%
Hubbell Incorporated	7,060	2,212,674
Ground Transportation - 0.6%
Werner Enterprises	8,643	336,645
Machinery - 9.3%
Graco	25,224	1,838,325
Lincoln Electric Holdings	9,020	1,639,746
Lindsay Corporation	3,843	452,244
Spirax-Sarco Engineering [1]	13,478	1,558,552
		5,488,867
Marine Transportation - 1.9%
Clarkson [1]	33,415	1,112,070
Professional Services - 7.9%
KBR	42,860	2,526,169
Korn Ferry	8,723	413,819
ManpowerGroup	19,300	1,415,076
Robert Half	4,794	351,304
		4,706,368
Trading Companies & Distributors - 4.1%
Applied Industrial Technologies	13,642	2,109,190
FTAI Aviation	10,000	355,500
		2,464,690
Total		20,676,738

Information Technology – 1.8%
Electronic Equipment, Instruments & Components - 1.8%
Vishay Intertechnology	42,497	1,050,526
Total		1,050,526

Materials – 19.1%
Chemicals - 2.1%
Quaker Houghton	6,122	979,520
Scotts Miracle-Gro Cl. A	5,000	258,400
		1,237,920
Containers & Packaging - 4.3%
AptarGroup	20,396	2,550,316
Metals & Mining - 12.7%
Franco-Nevada	16,500	2,202,585
Reliance Steel & Aluminum	6,228	1,633,168
Royal Gold	17,500	1,860,775
Worthington Industries	30,000	1,854,600
		7,551,128
Total		11,339,364

Real Estate – 2.1%
Real Estate Management & Development - 1.8%
Kennedy-Wilson Holdings	17,000	250,580
RMR Group (The) Cl. A	32,700	801,804
		1,052,384
Specialized REITs - 0.3%
OUTFRONT Media	17,900	180,790
Total		1,233,174

TOTAL COMMON STOCKS
(Cost $25,109,833)		57,698,432

REPURCHASE AGREEMENT – 3.3%
Fixed Income Clearing Corporation, 3.15% dated 9/29/23, due 10/2/23, maturity value $1,935,660 (collateralized by obligations of U.S. Government Agencies, 0.75% due 5/31/26, valued at $1,973,934)
(Cost $1,935,152)	1,935,152

TOTAL INVESTMENTS – 100.7%
(Cost $27,044,985)	59,633,584

LIABILITIES LESS CASH AND OTHER ASSETS – (0.7)%	(427,226)

NET ASSETS – 100.0%	$59,206,358

SCHEDULES OF INVESTMENTS

ROYCE GLOBAL FINANCIAL SERVICES FUND

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.0%

Banks - 17.3%
Bank of N.T. Butterfield & Son	5,805	$157,199
BOK Financial	9,405	752,212
Capital City Bank Group	16,988	506,752
Columbia Banking System	10,366	210,430
First Citizens BancShares Cl. A	1,056	1,457,386
Popular	14,626	921,584
Valley National Bancorp	5,000	42,800
Western Alliance Bancorp	8,000	367,760
Total		4,416,123

Capital Markets - 48.8%
Ares Management Cl. A	4,442	456,949
Artisan Partners Asset Management Cl. A	7,512	281,099
B3-Brasil, Bolsa, Balcao	183,000	447,438
Carlyle Group	21,185	638,940
Charles Schwab	10,270	563,823
Coronation Fund Managers [1],[2]	30,600	49,997
CRISIL [1]	14,000	659,873
Donnelley Financial Solutions [2]	5,128	288,604
EFG Holding S.A.E. [1],[2]	277,186	132,314
GCM Grosvenor Cl. A	21,300	165,288
Intermediate Capital Group [1]	39,111	659,002
JSE [1]	51,000	247,566
KKR & Co.	14,508	893,693
MarketAxess Holdings	1,423	304,010
MarketWise Cl. A	88,300	141,280
Morningstar	1,199	280,854
NZX [1]	580,000	369,557
Onex Corporation	11,615	682,662
Rand Capital	5,000	66,050
Raymond James Financial	2,320	232,998
SEI Investments	9,540	574,594
Silvercrest Asset Management Group Cl. A	27,612	438,202
Sprott	36,450	1,110,205
StoneX Group [2]	7,975	772,937
Tel Aviv Stock Exchange [1],[2]	232,705	1,336,456
U.S. Global Investors Cl. A	165,500	471,675
Warsaw Stock Exchange [1]	23,169	198,079
Total		12,464,145

Electronic Equipment, Instruments & Components - 1.4%
Crane NXT	6,500	361,205
Total		361,205

Financial Services - 3.6%
Banco Latinoamericano de Comercio Exterior Cl. E	25,700	544,840
ECN Capital	100,000	169,336
PayPal Holdings [2]	3,466	202,622
Total		916,798

Insurance - 8.6%
Assured Guaranty	7,594	459,589
Axis Capital Holdings	11,554	651,299
E-L Financial	1,327	870,500
James River Group Holdings	13,700	210,295
Total		2,191,683

Metals & Mining - 4.5%
Franco-Nevada	8,571	1,144,143
Total		1,144,143

Professional Services - 0.1%
Quess Corp [1],[2]	8,900	44,729
Total		44,729

Real Estate Management & Development - 9.3%
Altus Group	23,760	822,525
FirstService Corporation	7,541	1,097,517
Real Matters [2]	100,000	456,470
Total		2,376,512

Software - 1.0%
Envestnet [2]	6,000	264,180
Total		264,180

Trading Companies & Distributors - 1.4%
FTAI Aviation	10,000	355,500
Total		355,500

TOTAL COMMON STOCKS
(Cost $15,101,306)		24,535,018

DIVERSIFIED INVESTMENT COMPANIES – 1.1%
Closed-End Funds - 1.1%
Eagle Point Income	19,341	275,609
(Cost $384,692)		275,609

REPURCHASE AGREEMENT – 3.4%
Fixed Income Clearing Corporation, 3.15% dated 9/29/23, due 10/2/23, maturity value $860,178 (collateralized by obligations of U.S. Government Agencies, 0.75% due 5/31/26, valued at $877,224)
(Cost $859,952)		859,952

TOTAL INVESTMENTS – 100.5%
(Cost $16,345,950)		25,670,579

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(119,223)

NET ASSETS – 100.0%		$25,551,356

SCHEDULES OF INVESTMENTS

ROYCE INTERNATIONAL PREMIER FUND

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.7%

Australia – 5.5%
Hansen Technologies [1]	4,885,772	$16,611,812
IPH [1]	3,937,898	18,723,201
Total		35,335,013

Belgium – 1.8%
Azelis Group [1]	596,406	11,728,509
Total		11,728,509

Brazil – 3.5%
Odontoprev	5,653,425	12,248,122
TOTVS	1,892,555	10,165,817
Total		22,413,939

Canada – 4.5%
Altus Group	85,300	2,952,922
Enghouse Systems	635,548	14,028,146
Open Text	323,849	11,366,009
Total		28,347,077

Finland – 1.3%
Enento Group [1]	369,530	8,280,473
Total		8,280,473

France – 2.8%
Antin Infrastructure Partners [1]	684,124	8,840,655
Lectra [1]	341,745	9,302,744
Total		18,143,399

Germany – 1.9%
New Work [1]	90,018	9,412,598
Norma Group [1]	155,200	2,878,955
Total		12,291,553

Iceland – 2.3%
Marel [1]	2,871,501	8,324,163
Ossur [1],[2]	1,498,647	6,051,735
Total		14,375,898

Italy – 4.0%
Carel Industries [1]	268,750	6,441,882
DiaSorin [1]	108,363	9,864,774
GVS [1,2]	1,743,636	9,425,985
Total		25,732,641

Japan – 23.8%
As One [1]	309,100	11,281,487
Benefit One [1]	432,000	3,123,081
BML [1]	1,009,700	18,875,826
Fukui Computer Holdings [1]	322,900	5,753,477
JCU [1]	552,300	11,412,140
Maruwa [1]	64,600	10,118,350
MEITEC Group Holdings [1]	693,000	12,528,999
Miura [1]	469,500	9,447,621
NSD [1]	459,800	8,697,817
OBIC Business Consultants [1]	246,300	10,198,030
Riken Keiki [1]	319,600	12,880,990
TKC Corporation [1]	706,800	17,202,318
USS [1]	600,500	9,929,104
Zuken [1]	433,600	10,534,356
Total		151,983,596

Netherlands – 1.7%
IMCD [1]	85,800	10,845,356
Total		10,845,356

Poland – 2.0%
Asseco Poland [1]	769,597	12,593,983
Total		12,593,983

Singapore – 1.8%
XP Power [1]	394,461	11,339,760
Total		11,339,760

South Korea – 2.2%
Douzone Bizon [1]	106,000	2,277,191
NICE Information Service [1]	1,605,997	11,763,930
Total		14,041,121

Sweden – 6.5%
Alimak Group [1]	1,337,294	8,119,844
Karnov Group [1],[2]	2,952,897	13,049,608
Loomis [1]	456,647	12,262,137
Norva24 Group [1],[2]	4,484,405	7,887,239
Total		41,318,828

Switzerland – 4.3%
Kardex Holding [1]	38,900	8,479,643
Partners Group Holding [1]	6,788	7,638,199
VZ Holding [1]	105,896	11,048,926
Total		27,166,768

United Kingdom – 22.8%
Ashmore Group [1]	1,052,350	2,410,880
Auction Technology Group [1],[2]	1,150,543	9,123,638
Croda International [1]	133,040	7,974,796
CVS Group [1]	387,708	7,706,882
Diploma [1]	257,610	9,411,600
DiscoverIE Group [1]	1,475,482	12,139,990
Ergomed [1],[2]	327,131	5,336,186
Intertek Group [1]	231,722	11,586,804
Learning Technologies Group [1]	13,079,874	10,243,158
Marlowe [1],[2]	2,246,370	15,971,048
Mortgage Advice Bureau Holdings [1]	1,379,609	8,939,048
Restore [1]	6,331,860	18,149,189
Rightmove [1]	987,816	6,732,746
Spirax-Sarco Engineering [1]	78,500	9,077,485
Victrex [1]	600,145	10,276,765
Total		145,080,215

TOTAL COMMON STOCKS
(Cost $672,739,884)		591,018,129

PREFERRED STOCK– 1.6%
Germany – 1.6%
FUCHS[1]	250,615	9,759,810
(Cost $9,813,187)		9,759,810

REPURCHASE AGREEMENT – 5.3%
Fixed Income Clearing Corporation, 3.15% dated 9/29/23, due 10/2/23, maturity value $33,956,828 (collateralized by obligations of U.S. Government Agencies, 0.75% due 5/31/26, valued at $34,626,946)
(Cost $33,947,917)	33,947,917

TOTAL INVESTMENTS – 99.6%
(Cost $716,500,988)	634,725,856

CASH AND OTHER ASSETS LESS LIABILITIES – 0.4%	2,694,882

NET ASSETS – 100.0%	$637,420,738

SCHEDULES OF INVESTMENTS

ROYCE MICRO-CAP FUND

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.1%

Communication Services – 3.9%
Entertainment - 1.1%
Chicken Soup for the Soul Entertainment Cl. A [2]	32	$11
Gaia Cl. A [2]	41	111
IMAX Corporation [2]	166,100	3,209,052
		3,209,174
Interactive Media & Services - 0.8%
QuinStreet [2]	260,446	2,336,201
Media - 2.0%
Entravision Communications Cl. A	377,521	1,377,952
Innovid Corp. [2]	725,961	929,230
Magnite [2]	220,900	1,665,586
Thryv Holdings [2]	97,704	1,833,904
		5,806,672
Total		11,352,047

Consumer Discretionary – 12.5%
Automobile Components - 2.5%
Modine Manufacturing [2]	89,694	4,103,500
Stoneridge [2]	147,400	2,958,318
		7,061,818
Diversified Consumer Services - 0.6%
Lincoln Educational Services [2]	206,908	1,748,373
Hotels, Restaurants & Leisure - 1.3%
Century Casinos [2]	346,100	1,775,493
Lindblad Expeditions Holdings [2]	270,400	1,946,880
		3,722,373
Household Durables - 2.0%
Hovnanian Enterprises Cl. A [2]	34,400	3,497,104
Legacy Housing [2]	117,973	2,289,856
		5,786,960
Leisure Products - 1.5%
American Outdoor Brands [2]	260,456	2,547,260
MasterCraft Boat Holdings [2]	85,300	1,895,366
		4,442,626
Specialty Retail - 3.7%
Chico's FAS [2]	166,637	1,246,445
Citi Trends [2]	142,724	3,171,327
JOANN [2]	217,326	156,475
OneWater Marine Cl. A [2]	45,600	1,168,272
Shoe Carnival	109,322	2,627,007
Zumiez [2]	127,900	2,276,620
		10,646,146
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group [2]	452,400	931,944
Vera Bradley [2]	243,100	1,606,891
		2,538,835
Total		35,947,131

Energy – 4.5%
Energy Equipment & Services - 4.5%
Natural Gas Services Group [2]	299,513	4,360,909
Newpark Resources [2]	670,400	4,632,464
Profire Energy [2]	1,404,632	3,904,877
Total		12,898,250

Financials – 12.2%
Banks - 7.4%
BayCom Corporation	155,542	2,987,962
Customers Bancorp [2]	72,500	2,497,625
HarborOne Bancorp	251,253	2,391,928
HBT Financial	168,011	3,064,520
HomeTrust Bancshares	115,700	2,507,219
Investar Holding Corporation	185,600	1,965,504
Midway Investments [2,3]	1,858,170	0
Stellar Bancorp	99,377	2,118,718
Territorial Bancorp	125,708	1,142,686
Western New England Bancorp	405,336	2,630,631
		21,306,793
Capital Markets - 4.0%
B. Riley Financial	52,800	2,164,272
Canaccord Genuity Group	284,800	1,690,033
Silvercrest Asset Management Group Cl. A	170,773	2,710,168
Sprott	70,380	2,143,656
StoneX Group [2]	28,100	2,723,452
		11,431,581
Financial Services - 0.8%
Cass Information Systems	60,216	2,243,046
Total		34,981,420

Health Care – 7.3%
Biotechnology - 2.1%
ARS Pharmaceuticals [2,4]	171,174	647,038
CareDx [2]	193,500	1,354,500
Dynavax Technologies [2]	198,000	2,924,460
MeiraGTx Holdings [2]	222,200	1,091,002
		6,017,000
Health Care Equipment & Supplies - 3.7%
Apyx Medical [2]	527,527	1,688,086
Artivion [2]	176,155	2,670,510
AtriCure [2]	40,700	1,782,660
Cutera [2]	86,900	523,138
OrthoPediatrics Corp. [2]	50,400	1,612,800
Profound Medical [2]	227,300	2,279,276
		10,556,470
Life Sciences Tools & Services - 0.9%
Harvard Bioscience [2]	601,559	2,586,703
Pharmaceuticals - 0.6%
Harrow [2,4]	120,300	1,728,711
Total		20,888,884

Industrials – 26.1%
Aerospace & Defense - 2.2%
Astronics Corporation [2]	132,200	2,096,692
Cadre Holdings	111,032	2,959,003
CPI Aerostructures [2]	343,190	1,146,254
		6,201,949
Building Products - 1.3%
Quanex Building Products	137,300	3,867,741
Commercial Services & Supplies - 3.2%
Acme United	80,930	2,418,998
CECO Environmental [2]	200,200	3,197,194
VSE Corporation	69,900	3,525,756
		9,141,948
Construction & Engineering - 4.6%
Concrete Pumping Holdings [2]	312,332	2,679,809
Construction Partners Cl. A [2]	104,300	3,813,208
IES Holdings [2]	57,100	3,761,177
Northwest Pipe [2]	97,900	2,953,643
		13,207,837
Electrical Equipment - 0.7%
American Superconductor [2]	248,800	1,878,440
Machinery - 5.6%
Alimak Group [1]	199,400	1,210,726
Commercial Vehicle Group [2]	253,100	1,964,056
Graham Corporation [2]	251,316	4,171,846
Luxfer Holdings	152,065	1,984,448
Porvair [1]	329,800	2,332,703
Shyft Group (The)	107,219	1,605,068
Wabash National	138,700	2,929,344
		16,198,191
Marine Transportation - 0.9%
Clarkson [1]	78,924	2,626,636
Professional Services - 5.1%
CRA International	27,783	2,799,415
Forrester Research [2]	74,300	2,147,270
Kforce	42,732	2,549,391
NV5 Global [2]	24,400	2,348,012
Resources Connection	204,452	3,048,379
TrueBlue [2]	121,200	1,778,004
		14,670,471
Trading Companies & Distributors - 2.5%
Distribution Solutions Group [2]	147,748	3,841,448
Transcat [2]	35,274	3,455,794
		7,297,242
Total		75,090,455

Information Technology – 24.0%
Communications Equipment - 4.0%
Applied Optoelectronics [2]	271,298	2,976,139
Clearfield [2,4]	55,300	1,584,898
Comtech Telecommunications	166,002	1,452,517
Digi International [2]	86,500	2,335,500
EMCORE Corporation [2]	547,300	260,241
Genasys [2]	524,453	1,054,151
Harmonic [2]	195,900	1,886,517
		11,549,963
Electronic Equipment, Instruments & Components - 6.3%
Arlo Technologies [2]	298,500	3,074,550
FARO Technologies [2]	132,045	2,011,045
LightPath Technologies Cl. A [2]	852,684	1,236,392
Luna Innovations [2]	386,354	2,264,035
nLIGHT [2]	254,350	2,645,240
PAR Technology [2]	79,600	3,067,784
PowerFleet [2]	388,604	804,410
VIA optronics ADR [2]	261,857	301,136
Vishay Precision Group [2]	79,000	2,652,820
		18,057,412
IT Services - 0.0%
Computer Task Group [2]	77	796
Semiconductors & Semiconductor Equipment - 11.5%
Aehr Test Systems [2]	76,512	3,496,598
Amtech Systems [2]	193,211	1,472,268
Axcelis Technologies [2]	18,200	2,967,510
AXT [2]	496,600	1,191,840
Camtek [2]	70,007	4,358,636
Cohu [2]	84,900	2,923,956
Ichor Holdings [2]	85,900	2,659,464
Nova [2]	26,100	2,934,684
NVE Corporation	36,516	2,999,424
PDF Solutions [2]	71,600	2,319,840
Photronics [2]	165,900	3,352,839
Ultra Clean Holdings [2]	79,500	2,358,765
		33,035,824
Software - 0.8%
Agilysys [2]	36,121	2,389,765
Technology Hardware, Storage & Peripherals - 1.4%
AstroNova [2]	198,050	2,475,625
Intevac [2]	485,428	1,509,681
		3,985,306
Total		69,019,066

Materials – 5.1%
Chemicals - 0.7%
Aspen Aerogels [2]	221,100	1,901,460
Metals & Mining - 4.4%
Altius Minerals	114,900	1,857,687
Ferroglobe [2]	300,400	1,562,080
Haynes International	60,130	2,797,248
Major Drilling Group International [2]	479,000	2,916,496
Universal Stainless & Alloy Products [2]	273,592	3,586,791
		12,720,302
Total		14,621,762

Real Estate – 0.5%
Real Estate Management & Development - 0.5%
FRP Holdings [2]	29,575	1,596,163
Total		1,596,163

TOTAL COMMON STOCKS
(Cost $224,620,630)		276,395,178

REPURCHASE AGREEMENT – 2.6%
Fixed Income Clearing Corporation, 3.15% dated 9/29/23, due 10/2/23, maturity value $7,381,006 (collateralized by obligations of U.S. Government Agencies, 4.125% due 6/15/26, valued at $7,526,656)
(Cost $7,379,069)		7,379,069

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.2%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.20%)
(Cost $635,483)	635,483	635,483

TOTAL INVESTMENTS – 98.9%
(Cost $232,635,182)		284,409,730

CASH AND OTHER ASSETS LESS LIABILITIES – 1.1%		3,030,490

NET ASSETS – 100.0%		$287,440,220

SCHEDULES OF INVESTMENTS

ROYCE PENNSYLVANIA MUTUAL FUND

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.7%

Communication Services – 1.7%
Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings	20,293	$1,256,137
Liberty Latin America Cl. C [2]	187,820	1,532,611
		2,788,748
Entertainment - 0.3%
IMAX Corporation [2]	240,219	4,641,031
Interactive Media & Services - 1.1%
QuinStreet [2]	77,243	692,870
Ziff Davis [2]	283,622	18,063,885
		18,756,755
Media - 0.2%
TEGNA	197,863	2,882,864
Total		29,069,398

Consumer Discretionary – 9.7%
Automobile Components - 2.9%
Atmus Filtration Technologies [2]	54,000	1,125,900
Dorman Products [2]	158,168	11,982,808
Fox Factory Holding Corporation [2]	64,400	6,380,752
Gentex Corporation	324,597	10,562,386
LCI Industries	90,392	10,613,829
Modine Manufacturing [2]	50,000	2,287,500
Stoneridge [2]	57,057	1,145,134
Vitesco Technologies Group [1,2]	47,438	3,853,075
		47,951,384
Broadline Retail - 0.1%
Savers Value Village [2]	71,007	1,325,701
Distributors - 0.2%
LKQ Corporation	60,000	2,970,600
Pool Corporation	2,993	1,065,807
		4,036,407
Diversified Consumer Services - 0.1%
Lincoln Educational Services [2]	180,860	1,528,267
Hotels, Restaurants & Leisure - 0.4%
Bloomin' Brands	118,700	2,918,833
Century Casinos [2]	421,973	2,164,722
Denny's Corporation [2]	114,732	971,780
		6,055,335
Household Durables - 1.1%
Helen of Troy [2]	36,289	4,229,846
Installed Building Products	6,750	843,007
Legacy Housing [2]	97,929	1,900,802
M/I Homes [2]	35,113	2,950,896
PulteGroup	41,539	3,075,963
Skyline Champion [2]	77,223	4,920,650
TopBuild Corp. [2]	256	64,410
		17,985,574
Leisure Products - 0.7%
Brunswick Corporation	102,845	8,124,755
YETI Holdings [2]	63,347	3,054,592
		11,179,347
Specialty Retail - 3.0%
Asbury Automotive Group [2]	73,132	16,825,479
CarMax [2]	18,799	1,329,653
Destination XL Group [2]	682,360	3,056,973
Five Below [2]	8,214	1,321,633
Floor & Decor Holdings Cl. A [2,4]	2,389	216,205
Murphy USA	8,640	2,952,547
OneWater Marine Cl. A [2]	170,276	4,362,471
Shoe Carnival	287,578	6,910,499
Signet Jewelers	43,935	3,154,972
Valvoline [2]	201,657	6,501,422
Williams-Sonoma	25,793	4,008,232
		50,640,086
Textiles, Apparel & Luxury Goods - 1.2%
Carter's	76,046	5,258,581
Kontoor Brands	67,144	2,948,293
Movado Group	198,126	5,418,746
Ralph Lauren Cl. A	35,171	4,083,001
Steven Madden	99,500	3,161,115
		20,869,736
Total		161,571,837

Consumer Staples – 1.2%
Food Products - 0.5%
Nomad Foods [2]	430,865	6,557,765
Seneca Foods Cl. A [2]	19,233	1,035,313
		7,593,078
Personal Care Products - 0.7%
Inter Parfums	86,890	11,672,802
Total		19,265,880

Energy – 2.0%
Energy Equipment & Services - 0.9%
Core Laboratories	117,948	2,831,932
Pason Systems	1,262,865	12,533,348
RPC	11,000	98,340
		15,463,620
Oil, Gas & Consumable Fuels - 1.1%
Chord Energy	20,346	3,297,476
Civitas Resources	40,650	3,287,366
Magnolia Oil & Gas Cl. A	60,508	1,386,238
Matador Resources	53,828	3,201,689
Northern Oil and Gas	34,526	1,388,981
Range Resources	42,052	1,362,905
SilverBow Resources [2]	83,509	2,987,117
Sitio Royalties Cl. A	53,103	1,285,624
		18,197,396
Total		33,661,016

Financials – 16.9%
Banks - 5.5%
Bank of N.T. Butterfield & Son	190,500	5,158,740
BankUnited	182,703	4,147,358
BOK Financial	40,738	3,258,225
CNB Financial	10,180	184,360
First Bancshares (The)	154,207	4,158,963
First Citizens BancShares Cl. A	18,024	24,874,923
First Hawaiian	252,895	4,564,755
Hingham Institution for Savings	15,319	2,860,823
Home BancShares	249,980	5,234,581
Independent Bank Group	141,798	5,608,111
Origin Bancorp	102,630	2,962,928
Popular	189,632	11,948,712
Timberland Bancorp	99,201	2,688,347
Triumph Financial [2]	96,832	6,273,745
TrustCo Bank Corp NY	117,875	3,216,809
Valley National Bancorp	246,171	2,107,224
Western Alliance Bancorp	64,860	2,981,614
		92,230,218
Capital Markets - 5.4%
Artisan Partners Asset Management Cl. A	402,699	15,068,996
B. Riley Financial	37,902	1,553,603
Evercore Cl. A	22,103	3,047,562
GCM Grosvenor Cl. A	961,176	7,458,726
Houlihan Lokey Cl. A	59,507	6,374,390
Lazard Cl. A	81,532	2,528,307
Morningstar	50,657	11,865,896
Onex Corporation	25,000	1,469,354
SEI Investments	340,707	20,520,782
Sprott	244,764	7,455,098
TMX Group	463,250	9,955,654
Tradeweb Markets Cl. A	42,244	3,387,969
		90,686,337
Consumer Finance - 0.2%
PRA Group [2]	118,066	2,268,048
Financial Services - 0.9%
Compass Diversified Holdings	137,247	2,576,126
International Money Express [2]	172,382	2,918,427
NewtekOne	313,177	4,619,361
Repay Holdings Cl. A [2,4]	695,381	5,277,942
		15,391,856
Insurance - 4.9%
Assured Guaranty	269,277	16,296,644
Axis Capital Holdings	61,968	3,493,136
E-L Financial	23,618	15,493,199
First American Financial	24,673	1,393,778
International General Insurance Holdings	577,986	6,519,682
James River Group Holdings	448,659	6,886,916
RenaissanceRe Holdings	41,951	8,302,942
RLI Corp.	53,417	7,258,836
Safety Insurance Group	68,754	4,688,335
Stewart Information Services	50,605	2,216,499
Tiptree	195,785	3,281,357
White Mountains Insurance Group	4,160	6,222,070
		82,053,394
Total		282,629,853

Health Care – 6.9%
Biotechnology - 0.4%
CareDx [2]	200,005	1,400,035
Catalyst Pharmaceuticals [2]	471,389	5,510,537
MeiraGTx Holdings [2]	95,578	469,288
		7,379,860
Health Care Equipment & Supplies - 3.6%
AtriCure [2]	24,482	1,072,312
Atrion Corporation	8,442	3,487,981
Cutera [2]	39,800	239,596
Enovis Corporation [2]	382,033	20,144,600
Haemonetics Corporation [2]	325,682	29,174,594
OrthoPediatrics Corp. [2]	55,623	1,779,936
Profound Medical [2]	52,098	522,418
Surmodics [2]	42,305	1,357,567
TransMedics Group [2,4]	41,198	2,255,591
		60,034,595
Health Care Providers & Services - 0.7%
AMN Healthcare Services [2]	32,457	2,764,687
Cross Country Healthcare [2]	121,617	3,014,885
Molina Healthcare [2]	13,896	4,556,360
Premier Cl. A	44,819	963,609
		11,299,541
Health Care Technology - 0.1%
Doximity Cl. A [2]	51,474	1,092,278
Simulations Plus	35,508	1,480,684
		2,572,962
Life Sciences Tools & Services - 1.9%
Azenta [2]	129,518	6,500,508
BioLife Solutions [2]	78,183	1,079,707
Bio-Rad Laboratories Cl. A [2]	14,084	5,048,410
Bio-Techne	115,647	7,872,091
Harvard Bioscience [2]	121,940	524,342
Mesa Laboratories	53,106	5,579,847
Quanterix Corporation [2]	16,148	438,257
Stevanato Group	155,201	4,612,574
		31,655,736
Pharmaceuticals - 0.2%
Harmony Biosciences Holdings [2]	48,593	1,592,393
Pacira BioSciences [2]	1,900	58,292
SIGA Technologies	210,689	1,106,117
		2,756,802
Total		115,699,496

Industrials – 30.5%
Aerospace & Defense - 1.2%
HEICO Corporation	80,074	12,966,383
Leonardo DRS [2]	378,414	6,319,514
		19,285,897
Air Freight & Logistics - 0.9%
Forward Air	78,031	5,363,851
Hub Group Cl. A [2]	133,340	10,472,523
		15,836,374
Building Products - 3.4%
Advanced Drainage Systems	557	63,403
Builders FirstSource [2]	168,376	20,961,128
Carlisle Companies	11,978	3,105,416
CSW Industrials	9,200	1,612,208
Hayward Holdings [2]	22,552	317,983
Quanex Building Products	169,345	4,770,449
Simpson Manufacturing	73,187	10,964,145
UFP Industries	141,967	14,537,421
		56,332,153
Commercial Services & Supplies - 1.5%
Brady Corporation Cl. A	101,977	5,600,577
Driven Brands Holdings [2]	59,545	749,672
GFL Environmental	73,628	2,338,425
Healthcare Services Group [2]	575,282	6,000,191
Heritage-Crystal Clean [2]	111,087	5,037,795
Montrose Environmental Group [2]	55,184	1,614,684
RB Global	53,565	3,347,813
		24,689,157
Construction & Engineering - 3.7%
Arcosa	393,817	28,315,442
Construction Partners Cl. A [2]	141,106	5,158,835
EMCOR Group	37,155	7,817,041
Northwest Pipe [2]	81,867	2,469,927
Sterling Infrastructure [2]	32,704	2,403,090
Valmont Industries	44,950	10,797,440
WillScot Mobile Mini Holdings Corp. [2]	124,868	5,193,260
		62,155,035
Electrical Equipment - 2.2%
Allient	19,000	587,480
American Superconductor [2]	93,326	704,611
Atkore [2]	37,007	5,521,074
Encore Wire	45,487	8,299,558
GrafTech International	171,614	657,282
Preformed Line Products	101,976	16,579,258
Vertiv Holdings Cl. A	129,924	4,833,173
		37,182,436
Ground Transportation - 1.3%
ArcBest Corporation	28,778	2,925,284
Knight-Swift Transportation Holdings	58,931	2,955,389
Landstar System	70,783	12,524,344
Schneider National Cl. B	129,975	3,599,008
		22,004,025
Machinery - 8.0%
Chart Industries [2]	23,621	3,994,784
Douglas Dynamics	115,001	3,470,730
EnPro Industries	98,854	11,980,116
ESAB Corporation	196,002	13,763,261
ESCO Technologies	122,593	12,803,613
Graham Corporation [2]	91,849	1,524,693
Helios Technologies	69,419	3,851,366
John Bean Technologies	127,321	13,386,530
Kadant	96,603	21,788,807
Lincoln Electric Holdings	110,941	20,167,964
Lindsay Corporation	30,078	3,539,579
Miller Industries	204,924	8,035,070
RBC Bearings [2]	68,424	16,020,111
Westport Fuel Systems [2,4]	11,598	70,052
		134,396,676
Marine Transportation - 1.0%
Clarkson [1]	30,004	998,550
Genco Shipping & Trading	223,501	3,126,779
Kirby Corporation [2]	149,901	12,411,803
		16,537,132
Passenger Airlines - 0.2%
Sun Country Airlines Holdings [2]	194,570	2,887,419
Professional Services - 2.7%
Barrett Business Services	33,565	3,028,906
CBIZ [2]	36,496	1,894,142
Dun & Bradstreet Holdings	343,862	3,435,181
Forrester Research [2]	345,994	9,999,227
FTI Consulting [2]	1,065	190,007
IBEX [2]	26,400	407,880
KBR	265,508	15,649,042
Korn Ferry	131,991	6,261,653
NV5 Global [2]	10,870	1,046,020
Resources Connection	185,585	2,767,072
		44,679,130
Trading Companies & Distributors - 4.4%
Air Lease Cl. A	604,209	23,811,876
Applied Industrial Technologies	73,043	11,293,178
Core & Main Cl. A [2]	2,227	64,249
Distribution Solutions Group [2]	95,502	2,483,052
EVI Industries [2,4]	342,790	8,508,048
FTAI Aviation	128,974	4,585,026
Hudson Technologies [2]	143,783	1,912,314
MSC Industrial Direct Cl. A	16,639	1,633,118
Richelieu Hardware	322,291	9,439,158
Transcat [2]	96,894	9,492,705
		73,222,724
Total		509,208,158

Information Technology – 17.7%
Communications Equipment - 0.8%
Aviat Networks [2]	102,331	3,192,727
Calix [2]	23,853	1,093,422
Digi International [2]	303,783	8,202,141
Harmonic [2]	114,873	1,106,227
		13,594,517
Electronic Equipment, Instruments & Components - 7.2%
Cognex Corporation	121,561	5,159,049
Coherent [2]	103,170	3,367,469
Crane NXT	109,649	6,093,195
ePlus [2]	73,438	4,664,782
Fabrinet [2]	103,603	17,262,332
FARO Technologies [2]	114,396	1,742,251
Flex [2]	120,400	3,248,392
IPG Photonics [2]	19,959	2,026,637
Jabil	28,126	3,568,908
Kimball Electronics [2]	250,351	6,854,610
Littelfuse	30,402	7,519,023
Luna Innovations [2]	766,388	4,491,034
nLIGHT [2]	80,802	840,341
PAR Technology [2]	345,975	13,333,876
PC Connection	14,307	763,708
PowerFleet [2]	155,315	321,502
Rogers Corporation [2]	60,729	7,984,041
Sanmina Corporation [2]	54,889	2,979,375
TD SYNNEX	29,391	2,934,985
Teledyne Technologies [2]	8,140	3,325,841
Vishay Intertechnology	117,978	2,916,416
Vishay Precision Group [2]	122,532	4,114,624
Vontier Corporation	510,416	15,782,063
		121,294,454
IT Services - 0.8%
Hackett Group (The)	170,621	4,024,949
Kyndryl Holdings [2]	508,606	7,679,951
Wix.com [2]	17,172	1,576,390
		13,281,290
Semiconductors & Semiconductor Equipment - 6.0%
Amkor Technology	83,462	1,886,241
Axcelis Technologies [2]	26,753	4,362,077
Camtek [2]	79,224	4,932,486
Cirrus Logic [2]	184,766	13,665,293
Cohu [2]	80,612	2,776,277
FormFactor [2]	445,312	15,559,201
Ichor Holdings [2]	29,770	921,679
Kulicke & Soffa Industries	114,947	5,589,873
MKS Instruments	105,756	9,152,124
Nova [2]	52,494	5,902,426
NVE Corporation	25,461	2,091,367
Onto Innovation [2]	169,308	21,590,156
Photronics [2]	132,417	2,676,148
Power Integrations	1,658	126,522
Rambus [2]	98,218	5,479,582
SiTime Corporation [2]	4,124	471,167
Ultra Clean Holdings [2]	84,806	2,516,194
		99,698,813
Software - 2.7%
Adeia	267,263	2,854,369
Agilysys [2]	56,407	3,731,887
Alkami Technology [2]	69,971	1,274,871
AppLovin Corporation Cl. A [2,4]	38,048	1,520,398
BlackLine [2]	21,019	1,165,924
Computer Modelling Group	2,652,180	16,597,482
Dolby Laboratories Cl. A	63,720	5,050,447
PROS Holdings [2]	70,477	2,439,914
Q2 Holdings [2]	20,563	663,568
Sapiens International	127,290	3,618,855
Teradata Corporation [2]	85,469	3,847,814
Workiva Cl. A [2,4]	18,076	1,831,822
		44,597,351
Technology Hardware, Storage & Peripherals - 0.2%
AstroNova [2]	81,672	1,020,900
Avid Technology [2]	100,779	2,707,932
		3,728,832
Total		296,195,257

Materials – 7.9%
Chemicals - 4.4%
Aspen Aerogels [2]	77,281	664,617
Balchem Corporation	68,346	8,477,638
Element Solutions	1,079,711	21,173,133
Ingevity Corporation [2]	30,915	1,471,863
Innospec	186,071	19,016,456
Minerals Technologies	166,336	9,108,559
Quaker Houghton	78,812	12,609,920
Scotts Miracle-Gro Cl. A	6,191	319,951
		72,842,137
Containers & Packaging - 0.4%
Graphic Packaging Holding Company	182,635	4,069,108
Silgan Holdings	69,603	3,000,585
		7,069,693
Metals & Mining - 1.9%
Alamos Gold Cl. A	1,393,592	15,718,630
Haynes International	62,674	2,915,595
Materion Corporation	50,000	5,095,500
Reliance Steel & Aluminum	19,702	5,166,455
Ryerson Holding Corporation	100,158	2,913,596
		31,809,776
Paper & Forest Products - 1.2%
Louisiana-Pacific	81,031	4,478,584
Stella-Jones	311,861	14,997,799
		19,476,383
Total		131,197,989

Real Estate – 2.2%
Real Estate Management & Development - 2.2%
Colliers International Group	38,409	3,658,457
DigitalBridge Group Cl. A	28,762	505,636
FirstService Corporation	36,243	5,274,806
FRP Holdings [2]	86,223	4,653,456
Kennedy-Wilson Holdings	845,184	12,458,012
Marcus & Millichap	245,327	7,197,894
RMR Group (The) Cl. A	128,042	3,139,590
Total		36,887,851

TOTAL COMMON STOCKS
(Cost $1,155,947,920)		1,615,386,735

REPURCHASE AGREEMENT – 2.9%
Fixed Income Clearing Corporation,
3.15% dated 9/29/23, due 10/2/23,
maturity value $48,783,084 (collateralized
by obligations of various U.S. Government
Agencies, 2.875%-4.125% due 6/15/26-5/15/52,
valued at $49,745,746)
(Cost $48,770,282)		48,770,282

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.2%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.20%)
(Cost $2,866,875)	2,866,875	2,866,875

TOTAL INVESTMENTS – 99.8%
(Cost $1,207,585,077)		1,667,023,892

CASH AND OTHER ASSETS LESS LIABILITIES – 0.2%		2,716,611

NET ASSETS – 100.0%		$1,669,740,503

SCHEDULES OF INVESTMENTS

ROYCE PREMIER FUND

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 95.2%

Communication Services – 1.6%
Interactive Media & Services - 1.6%
Ziff Davis [2]	329,300	$20,973,117
Total		20,973,117

Consumer Discretionary – 10.4%
Automobile Components - 4.3%
Dorman Products [2]	292,151	22,133,360
Fox Factory Holding Corporation [2]	140,359	13,906,769
LCI Industries	174,538	20,494,252
		56,534,381
Distributors - 1.4%
Pool Corporation	50,355	17,931,415
Leisure Products - 1.9%
Brunswick Corporation	313,291	24,749,989
Specialty Retail - 0.5%
Valvoline [2]	201,908	6,509,514
Textiles, Apparel & Luxury Goods - 2.3%
Ralph Lauren Cl. A	264,740	30,733,667
Total		136,458,966

Consumer Staples – 1.8%
Personal Care Products - 1.8%
Inter Parfums	177,189	23,803,570
Total		23,803,570

Financials – 9.7%
Capital Markets - 9.7%
Ares Management Cl. A	226,393	23,289,048
Lazard Cl. A	436,759	13,543,897
Morningstar	135,516	31,743,268
SEI Investments	615,771	37,087,887
TMX Group	972,915	20,908,808
Total		126,572,908

Health Care – 5.3%
Health Care Equipment & Supplies - 4.0%
Enovis Corporation [2]	336,857	17,762,469
Haemonetics Corporation [2]	380,779	34,110,183
		51,872,652
Life Sciences Tools & Services - 1.3%
Bio-Techne	250,369	17,042,618
Total		68,915,270

Industrials – 34.9%
Aerospace & Defense - 2.2%
Woodward	232,215	28,855,036
Building Products - 3.0%
Simpson Manufacturing	181,103	27,131,040
UFP Industries	124,060	12,703,744
		39,834,784
Commercial Services & Supplies - 2.5%
RB Global	520,453	32,528,312
Construction & Engineering - 4.7%
Arcosa	516,520	37,137,788
Valmont Industries	103,599	24,885,516
		62,023,304
Ground Transportation - 2.2%
Landstar System	161,303	28,540,953
Machinery - 15.7%
EnPro Industries	100,238	12,147,843
ESAB Corporation	245,591	17,245,400
ESCO Technologies	280,909	29,338,136
John Bean Technologies	306,079	32,181,146
Kadant	151,302	34,126,166
Lincoln Electric Holdings	197,001	35,812,812
Lindsay Corporation	177,011	20,830,655
RBC Bearings [2]	99,294	23,247,704
		204,929,862
Professional Services - 2.7%
Forrester Research [2]	760,962	21,991,802
Korn Ferry	267,341	12,682,657
		34,674,459
Trading Companies & Distributors - 1.9%
Air Lease Cl. A	627,000	24,710,070
Total		456,096,780

Information Technology – 12.7%
Electronic Equipment, Instruments & Components - 2.9%
Cognex Corporation	354,946	15,063,908
Littelfuse	33,646	8,321,329
Rogers Corporation [2]	116,617	15,331,637
		38,716,874
Semiconductors & Semiconductor Equipment - 6.3%
Cirrus Logic [2]	272,997	20,190,858
FormFactor [2]	826,000	28,860,440
MKS Instruments	380,552	32,932,970
		81,984,268
Software - 1.9%
Fair Isaac [2]	28,314	24,591,559
Technology Hardware, Storage & Peripherals - 1.6%
Avid Technology [2]	775,382	20,834,514
Total		166,127,215

Materials – 11.2%
Chemicals - 5.2%
Innospec	374,276	38,251,007
Quaker Houghton	188,206	30,112,960
		68,363,967
Metals & Mining - 3.0%
Reliance Steel & Aluminum	149,212	39,127,863
Paper & Forest Products - 3.0%
Stella-Jones	800,729	38,508,094
Total		145,999,924

Real Estate – 7.6%
Real Estate Management & Development - 7.6%
Colliers International Group	239,000	22,764,750
FirstService Corporation	231,300	33,663,402
Kennedy-Wilson Holdings	2,250,335	33,169,938
Marcus & Millichap	322,000	9,447,480
Total		99,045,570

TOTAL COMMON STOCKS
(Cost $771,513,673)		1,243,993,320

REPURCHASE AGREEMENT – 4.8%
Fixed Income Clearing Corporation, 3.15% dated 9/29/23, due 10/2/23, maturity value $62,539,352 (collateralized by obligations of U.S. Government Agencies, 4.125% due 6/15/26, valued at $63,773,476) (Cost $62,522,940)	62,522,940

TOTAL INVESTMENTS – 100.0%
(Cost $834,036,613)	1,306,516,260

LIABILITIES LESS CASH AND OTHER ASSETS – (0.0)%	(356,892)

NET ASSETS – 100.0%	$1,306,159,368

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP OPPORTUNITY FUND

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.3%

Communication Services – 5.4%
Diversified Telecommunication Services - 0.6%
Ooma [2]	548,170	$7,131,692
Entertainment - 0.8%
IMAX Corporation [2]	224,197	4,331,486
Marcus Corporation (The)	401,029	6,215,950
		10,547,436
Interactive Media & Services - 2.1%
Cars.com [2]	296,100	4,992,246
DHI Group [2]	1,373,538	4,203,026
EverQuote Cl. A [2]	556,699	4,024,934
IAC [2]	141,519	7,131,142
QuinStreet [2]	722,100	6,477,237
		26,828,585
Media - 1.9%
comScore [2]	1,273,062	781,533
Criteo ADR [2]	190,623	5,566,192
Entravision Communications Cl. A	1,213,826	4,430,465
Innovid Corp. [2,4]	1,424,565	1,823,443
Magnite [2]	722,508	5,447,710
Thryv Holdings [2]	273,351	5,130,798
		23,180,141
Total		67,687,854

Consumer Discretionary – 14.0%
Automobile Components - 3.7%
Adient [2]	150,633	5,528,231
Dana	302,953	4,444,320
Garrett Motion [2,4]	994,837	7,839,316
Goodyear Tire & Rubber [2]	331,000	4,114,330
Modine Manufacturing [2]	233,865	10,699,324
Patrick Industries	64,600	4,848,876
Stoneridge [2]	458,569	9,203,480
		46,677,877
Broadline Retail - 1.0%
Dillard’s Cl. A	23,833	7,884,195
Nordstrom	331,392	4,950,996
		12,835,191
Diversified Consumer Services - 0.7%
Adtalem Global Education [2]	93,909	4,024,001
Udemy [2]	500,621	4,755,899
		8,779,900
Hotels, Restaurants & Leisure - 0.9%
Carrols Restaurant Group [2]	628,546	4,142,118
Century Casinos [2]	287,694	1,475,870
Krispy Kreme	218,221	2,721,216
Noodles & Company Cl. A [2]	1,302,261	3,203,562
		11,542,766
Household Durables - 2.8%
Beazer Homes USA [2]	118,157	2,943,291
Cavco Industries [2]	20,186	5,362,613
Century Communities	46,001	3,071,947
M/I Homes [2]	28,667	2,409,174
Skyline Champion [2]	123,313	7,857,504
Taylor Morrison Home [2]	112,187	4,780,288
Toll Brothers	39,455	2,918,092
Tri Pointe Homes [2]	116,588	3,188,682
Vizio Holding Corp. Cl. A [2]	443,261	2,398,042
		34,929,633
Specialty Retail - 3.8%
Asbury Automotive Group [2]	32,779	7,541,465
Barnes & Noble Education [2,4]	1,122,244	1,223,246
Caleres	326,928	9,402,449
Chico’s FAS [2]	216,936	1,622,681
Designer Brands Cl. A	629,579	7,970,470
Express [2,4]	60,545	544,905
J.Jill [2]	223,242	6,607,963
MarineMax [2]	93,152	3,057,249
OneWater Marine Cl. A [2]	119,030	3,049,549
Overstock.com [2]	242,700	3,839,514
Victoria’s Secret & Co. [2]	127,584	2,128,101
		46,987,592
Textiles, Apparel & Luxury Goods - 1.1%
Fossil Group [2]	774,200	1,594,852
Lakeland Industries [5]	430,233	6,483,612
Rocky Brands	190,563	2,801,276
Vera Bradley [2]	320,607	2,119,212
		12,998,952
Total		174,751,911

Consumer Staples – 1.0%
Food Products - 0.2%
SunOpta [2]	752,208	2,534,941
Household Products - 0.5%
Spectrum Brands Holdings	72,200	5,656,870
Personal Care Products - 0.3%
Inter Parfums	32,772	4,402,590
Total		12,594,401

Energy – 7.7%
Energy Equipment & Services - 3.6%
Archrock	571,558	7,201,631
DMC Global [2]	213,434	5,222,730
Mammoth Energy Services [2]	823,117	3,819,263
Newpark Resources [2]	670,674	4,634,357
Patterson-UTI Energy	319,208	4,417,839
ProPetro Holding Corp. [2]	304,613	3,238,036
Ranger Energy Services Cl. A	345,556	4,899,984
Select Water Solutions Cl. A	563,185	4,477,321
Solaris Oilfield Infrastructure Cl. A	592,867	6,319,962
		44,231,123
Oil, Gas & Consumable Fuels - 4.1%
Ardmore Shipping	490,518	6,381,639
Baytex Energy	1,396,950	6,160,550
Chesapeake Energy	54,600	4,708,158
Matador Resources	143,783	8,552,213
Navigator Holdings	493,478	7,288,670
Northern Oil and Gas	193,400	7,780,482
Scorpio Tankers	122,781	6,644,908
Southwestern Energy [2]	644,681	4,158,192
		51,674,812
Total		95,905,935

Financials – 6.4%
Banks - 2.8%
Axos Financial [2]	93,800	3,551,268
BankUnited	112,010	2,542,627
BayCom Corporation	221,651	4,257,916
Business First Bancshares	152,684	2,864,352
CapStar Financial Holdings	169,650	2,407,333
First Bancshares (The)	101,504	2,737,563
Hanmi Financial	162,977	2,645,117
Hilltop Holdings	189,563	5,376,007
New York Community Bancorp	202,700	2,298,618
Seacoast Banking Corporation of Florida	168,550	3,701,358
Western Alliance Bancorp	54,415	2,501,457
		34,883,616
Capital Markets - 2.9%
Artisan Partners Asset Management Cl. A	115,155	4,309,100
B. Riley Financial	196,802	8,066,914
Canaccord Genuity Group	877,155	5,205,131
GCM Grosvenor Cl. A	488,605	3,791,575
Moelis & Company Cl. A	111,226	5,019,629
P10 Cl. A	412,141	4,801,443
Perella Weinberg Partners Cl. A	440,084	4,480,055
		35,673,847
Financial Services - 0.1%
Acacia Research [2]	437,625	1,597,331
Insurance - 0.6%
Brighthouse Financial [2]	166,538	8,150,370
Total		80,305,164

Health Care – 6.0%
Biotechnology - 0.5%
CareDx [2]	312,827	2,189,789
MiMedx Group [2]	561,200	4,091,148
		6,280,937
Health Care Equipment & Supplies - 2.0%
Accuray [2]	1,962,188	5,337,151
Apyx Medical [2,4]	805,338	2,577,081
Artivion [2]	434,598	6,588,506
Tactile Systems Technology [2]	272,966	3,835,172
Varex Imaging [2]	391,659	7,359,273
		25,697,183
Health Care Providers & Services - 2.2%
Community Health Systems [2]	748,736	2,171,334
Cross Country Healthcare [2]	243,669	6,040,555
ModivCare [2]	42,151	1,328,178
NeoGenomics [2]	359,697	4,424,273
Quipt Home Medical [2,4]	643,650	3,276,178
RadNet [2]	239,478	6,750,885
Select Medical Holdings	148,700	3,757,649
		27,749,052
Health Care Technology - 0.4%
LifeMD [2,4]	710,205	4,438,781
Life Sciences Tools & Services - 0.3%
Azenta [2]	75,145	3,771,528
Pharmaceuticals - 0.6%
Organon & Co	345,894	6,004,720
Societal CDMO [2]	2,126,957	997,543
		7,002,263
Total		74,939,744

Industrials – 29.0%
Aerospace & Defense - 5.1%
AAR Corporation [2]	144,922	8,627,207
Astronics Corporation [2]	490,531	7,779,822
BWX Technologies	114,000	8,547,720
Ducommun [2]	172,140	7,489,811
Kaman Corporation	144,705	2,843,453
Kratos Defense & Security Solutions [2]	420,369	6,313,942
Leonardo DRS [2]	407,493	6,805,133
Mercury Systems [2]	130,028	4,822,739
Terran Orbital [2,4]	487,862	406,096
Triumph Group [2]	635,068	4,864,621
V2X [2]	115,436	5,963,424
		64,463,968
Air Freight & Logistics - 1.1%
Hub Group Cl. A [2]	117,835	9,254,761
Radiant Logistics [2,4]	701,969	3,966,125
		13,220,886
Building Products - 1.8%
Gibraltar Industries [2]	108,900	7,351,839
Griffon Corporation	113,529	4,503,695
Insteel Industries	196,333	6,372,969
Resideo Technologies [2]	263,216	4,158,813
		22,387,316
Commercial Services & Supplies - 2.2%
ACV Auctions Cl. A [2]	289,713	4,397,843
CECO Environmental [2]	502,799	8,029,700
Healthcare Services Group [2]	688,043	7,176,288
VSE Corporation	157,249	7,931,640
		27,535,471
Construction & Engineering - 5.5%
Arcosa	42,836	3,079,908
Argan	125,000	5,690,000
Comfort Systems USA	16,110	2,745,305
Concrete Pumping Holdings [2]	957,997	8,219,614
Construction Partners Cl. A [2]	239,926	8,771,695
Limbach Holdings [2]	212,618	6,746,369
Matrix Service [2]	708,587	8,361,327
Northwest Pipe [2]	221,397	6,679,547
Orion Group Holdings [2]	1,252,666	6,714,290
Primoris Services	269,900	8,833,827
Sterling Infrastructure [2]	45,667	3,355,611
		69,197,493
Electrical Equipment - 0.8%
American Superconductor [2]	447,161	3,376,065
Babcock & Wilcox Enterprises [2]	1,339,489	5,639,249
Power Solutions International [1,2]	197,791	646,777
		9,662,091
Ground Transportation - 0.4%
Daseke [2]	871,309	4,469,815
Machinery - 4.7%
Commercial Vehicle Group [2]	877,571	6,809,951
EnPro Industries	33,320	4,038,051
Evercel [1,2]	203,243	166,659
Helios Technologies	94,418	5,238,311
Hurco Companies	71,251	1,598,160
Luxfer Holdings	456,086	5,951,922
Manitex International [2]	948,061	4,427,445
Mayville Engineering [2,4]	373,330	4,095,430
Shyft Group (The)	291,979	4,370,926
Terex Corporation	60,500	3,486,010
Trinity Industries	256,237	6,239,371
Twin Disc [2]	283,895	3,895,039
Wabash National	404,359	8,540,062
		58,857,337
Passenger Airlines - 0.5%
Alaska Air Group [2]	105,300	3,904,524
Allegiant Travel	27,225	2,092,514
		5,997,038
Professional Services - 3.5%
Conduent [2]	1,235,313	4,298,889
HireRight Holdings [2]	308,975	2,938,352
Korn Ferry	123,277	5,848,261
Mistras Group [2]	849,154	4,627,889
Resources Connection	471,275	7,026,710
Sterling Check [2]	282,937	3,570,665
TrueBlue [2]	332,126	4,872,289
TTEC Holdings	240,799	6,313,750
WNS Holdings ADR [2]	71,226	4,876,132
		44,372,937
Trading Companies & Distributors - 3.4%
Air Lease Cl. A	206,264	8,128,864
BlueLinx Holdings [2]	38,394	3,151,764
Herc Holdings	42,895	5,101,931
Hudson Technologies [2]	683,456	9,089,965
MRC Global [2]	598,622	6,135,876
NOW [2]	462,447	5,489,246
WESCO International	38,359	5,516,791
		42,614,437
Total		362,778,789

Information Technology – 18.8%
Communications Equipment - 3.7%
ADTRAN Holdings	572,114	4,708,498
Applied Optoelectronics [2]	371,155	4,071,571
Aviat Networks [2]	230,751	7,199,431
Cambium Networks [2,4]	210,197	1,540,744
Clearfield [2,4]	165,098	4,731,709
Comtech Telecommunications	597,907	5,231,686
Digi International [2]	244,381	6,598,287
DZS [2,4]	935,194	1,963,908
Infinera Corporation [2,4]	617,979	2,583,152
PCTEL [5]	1,071,612	4,457,906
Ribbon Communications [2]	1,043,571	2,796,770
		45,883,662
Electronic Equipment, Instruments & Components - 5.6%
Advanced Energy Industries	74,026	7,633,561
Arlo Technologies [2,4]	720,600	7,422,180
Avnet	48,900	2,356,491
Benchmark Electronics	308,400	7,481,784
Coherent [2]	125,029	4,080,947
CTS Corporation	186,001	7,763,682
Fabrinet [2]	29,795	4,964,443
Frequency Electronics	271,693	1,885,549
Identiv [2]	639,333	5,395,970
Knowles Corporation [2]	433,469	6,419,676
nLIGHT [2]	583,852	6,072,061
SmartRent Cl. A [2,4]	737,252	1,924,228
VIA optronics ADR [2]	802,732	923,142
Vishay Intertechnology	106,109	2,623,014
Vishay Precision Group [2]	113,601	3,814,722
		70,761,450
IT Services - 0.6%
Kyndryl Holdings [2]	493,822	7,456,712
Semiconductors & Semiconductor Equipment - 6.1%
Alpha and Omega Semiconductor [2]	258,292	7,707,433
Amkor Technology	211,683	4,784,036
Amtech Systems [2,5]	717,350	5,466,207
Cohu [2]	225,996	7,783,302
FormFactor [2]	221,813	7,750,146
Ichor Holdings [2]	257,248	7,964,398
inTEST Corporation [2]	282,562	4,286,466
Kulicke & Soffa Industries	131,365	6,388,280
Onto Innovation [2]	57,826	7,373,971
Ultra Clean Holdings [2]	250,427	7,430,169
Veeco Instruments [2]	347,587	9,770,671
		76,705,079
Software - 1.7%
A10 Networks	350,426	5,266,903
Applied Digital [2,4]	288,165	1,798,150
Everbridge [2]	97,184	2,178,865
LiveRamp Holdings [2]	133,900	3,861,676
Marin Software [2]	595,767	253,201
SecureWorks Corp. Cl. A [2]	670,268	4,162,364
Viant Technology Cl. A [2]	682,513	3,822,073
		21,343,232
Technology Hardware, Storage & Peripherals - 1.1%
Immersion Corporation	724,844	4,791,219
Intevac [2,5]	1,321,244	4,109,069
Xerox Holdings	310,491	4,871,603
		13,771,891
Total		235,922,026

Materials – 7.9%
Chemicals - 2.0%
Aspen Aerogels [2]	447,587	3,849,248
Huntsman Corporation	207,758	5,069,295
Livent Corporation [2]	282,614	5,202,924
Mativ Holdings	451,290	6,435,396
Tronox Holdings	285,425	3,836,112
		24,392,975
Construction Materials - 0.6%
Summit Materials Cl. A [2]	231,995	7,224,324
Containers & Packaging - 0.4%
TriMas Corporation	197,810	4,897,776
Metals & Mining - 4.9%
ATI [2]	200,035	8,231,440
Capstone Copper [2]	908,421	3,852,387
Carpenter Technology	161,949	10,884,593
Commercial Metals	121,900	6,023,079
Ferroglobe [2]	1,337,171	6,953,289
Haynes International	173,510	8,071,685
Major Drilling Group International [2]	923,532	5,623,125
Noranda Aluminum Holding Corporation [2,3]	488,157	0
Olympic Steel	49,971	2,808,870
TimkenSteel Corporation [2]	430,900	9,359,148
		61,807,616
Total		98,322,691

Real Estate – 0.1%
Real Estate Management & Development - 0.1%
Fathom Holdings [2]	321,703	1,312,548
Total		1,312,548

TOTAL COMMON STOCKS
(Cost $1,055,395,876)		1,204,521,063

REPURCHASE AGREEMENT – 3.5%
Fixed Income Clearing Corporation, 3.15% dated 9/29/23, due 10/2/23, maturity value $43,798,073 (collateralized by obligations of U.S. Government Agencies, 0.75% due 5/31/26, valued at $44,662,376) (Cost $43,786,579)		43,786,579

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.4%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.20%)
(Cost $4,839,123)	4,839,123	4,839,123

TOTAL INVESTMENTS – 100.2%
(Cost $1,104,021,578)		1,253,146,765

LIABILITIES LESS CASH AND OTHER ASSETS – (0.2)%		(2,093,970)

NET ASSETS – 100.0%		$1,251,052,795

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP SPECIAL EQUITY FUND

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 82.7%

Communication Services – 3.8%
Media - 3.8%
TEGNA	1,955,000	$28,484,350
Total		28,484,350

Consumer Discretionary – 14.3%
Automobile Components - 3.7%
Standard Motor Products	835,000	28,072,700
Broadline Retail - 1.7%
Macy’s	1,133,500	13,159,935
Diversified Consumer Services - 2.8%
H&R Block	485,000	20,884,100
Hotels, Restaurants & Leisure - 0.3%
Nathan’s Famous	28,000	1,978,480
Household Durables - 0.9%
Ethan Allen Interiors	225,000	6,727,500
Specialty Retail - 1.3%
ODP Corporation (The) [2]	212,000	9,783,800
Textiles, Apparel & Luxury Goods - 3.6%
Movado Group	995,500	27,226,925
Total		107,833,440

Consumer Staples – 10.5%
Consumer Staples Distribution & Retail - 5.7%
Ingles Markets Cl. A	565,000	42,561,450
Food Products - 4.1%
John B. Sanfilippo & Son	311,500	30,776,200
Household Products - 0.7%
Oil-Dri Corporation of America	91,300	5,637,775
Total		78,975,425

Energy – 1.3%
Energy Equipment & Services - 1.3%
RPC	960,000	8,582,400
U.S. Silica Holdings [2]	87,000	1,221,480
Total		9,803,880

Financials – 5.1%
Capital Markets - 5.1%
Diamond Hill Investment Group	138,800	23,397,516
Federated Hermes Cl. B	290,000	9,822,300
GAMCO Investors Cl. A [1]	270,100	5,402,000
Total		38,621,816

Industrials – 26.1%
Building Products - 3.5%
Insteel Industries	413,500	13,422,210
UFP Industries	126,500	12,953,600
		26,375,810
Commercial Services & Supplies - 3.6%
Ennis	1,276,000	27,076,720
Electrical Equipment - 12.0%
Atkore [2]	134,000	19,991,460
Encore Wire	266,000	48,534,360
Preformed Line Products	133,000	21,623,140
		90,148,960
Machinery - 6.0%
Gencor Industries [2],5	910,000	12,858,300
Hurco Companies [5]	436,000	9,779,480
Miller Industries	40,000	1,568,400
Mueller Industries	279,500	21,007,220
		45,213,400
Professional Services - 1.0%
Resources Connection	490,000	7,305,900
Total		196,120,790

Information Technology – 8.8%
Electronic Equipment, Instruments & Components - 5.3%
Vishay Intertechnology	1,600,000	39,552,000
Semiconductors & Semiconductor Equipment - 3.5%
NVE Corporation [5]	325,500	26,736,570
Total		66,288,570

Materials – 9.3%
Chemicals - 3.1%
Huntsman Corporation	950,000	23,180,000
Construction Materials - 3.3%
United States Lime & Minerals	123,500	24,823,500
Metals & Mining - 0.7%
TimkenSteel Corporation [2]	240,000	5,212,800
Paper & Forest Products - 2.2%
Sylvamo Corporation	385,500	16,938,870
Total		70,155,170

Real Estate – 3.5%
Real Estate Management & Development - 3.5%
Marcus & Millichap	907,000	26,611,380
Total		26,611,380

TOTAL COMMON STOCKS
(Cost $490,031,988)		622,894,821

REPURCHASE AGREEMENT – 17.0%
Fixed Income Clearing Corporation, 3.15% dated 9/29/23, due 10/2/23, maturity value $128,294,459 (collateralized by obligations of U.S. Government Agencies, 0.75% due 5/31/26, valued at $130,826,044)
(Cost $128,260,790)		128,260,790

TOTAL INVESTMENTS – 99.7%
(Cost $618,292,778)		751,155,611

CASH AND OTHER ASSETS LESS LIABILITIES – 0.3%		1,918,684

NET ASSETS – 100.0%		$753,074,295

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP TOTAL RETURN FUND

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.2%

Communication Services – 1.7%
Interactive Media & Services - 1.7%
Ziff Davis [2]	249,355	$15,881,420
Total		15,881,420

Consumer Discretionary – 7.4%
Automobile Components - 2.0%
Vitesco Technologies Group [1],[2]	226,985	18,436,490
Hotels, Restaurants & Leisure - 0.6%
Denny’s Corporation [2]	721,414	6,110,376
Household Durables - 1.8%
Helen of Troy [2]	141,721	16,519,000
Leisure Products - 1.4%
YETI Holdings [2]	280,737	13,537,138
Specialty Retail - 1.6%
OneWater Marine Cl. A [2]	575,931	14,755,352
Total		69,358,356

Energy – 6.0%
Energy Equipment & Services - 6.0%
Cactus Cl. A	229,925	11,544,534
Core Laboratories	468,100	11,239,081
Dril-Quip [2]	508,000	14,310,360
Oceaneering International [2]	63,033	1,621,209
Pason Systems	1,754,055	17,408,181
Total		56,123,365

Financials – 37.7%
Banks - 14.5%
Atlantic Union Bankshares	316,486	9,108,467
BankUnited	455,911	10,349,180
BOK Financial	58,559	4,683,549
First Bancshares (The)	236,403	6,375,789
First Citizens BancShares Cl. A	1,526	2,106,033
HBT Financial	195,169	3,559,882
Hingham Institution for Savings	75,487	14,097,197
Home BancShares	822,538	17,223,946
Independent Bank Group	368,502	14,574,254
Origin Bancorp	370,789	10,704,678
Seacoast Banking Corporation of Florida	333,441	7,322,364
TowneBank	308,001	7,062,463
Valley National Bancorp	1,485,557	12,716,368
Western Alliance Bancorp	175,336	8,060,196
Wintrust Financial	108,320	8,178,160
		136,122,526
Capital Markets - 2.9%
Moelis & Company Cl. A	65,708	2,965,402
Tel Aviv Stock Exchange [1],[2]	3,320,944	19,072,633
TMX Group	217,513	4,674,548
		26,712,583
Consumer Finance - 1.5%
Encore Capital Group [2]	129,786	6,198,579
PRA Group [2]	404,847	7,777,111
		13,975,690
Financial Services - 4.9%
Compass Diversified Holdings	725,170	13,611,441
NewtekOne	892,815	13,169,022
Repay Holdings Cl. A [2]	2,567,780	19,489,450
		46,269,913
Insurance - 13.9%
AMERISAFE	78,297	3,920,331
Assured Guaranty	362,920	21,963,918
Axis Capital Holdings	352,897	19,892,804
First American Financial	151,815	8,576,029
International General Insurance Holdings [5]	3,095,621	34,918,605
RenaissanceRe Holdings	97,513	19,299,773
Skyward Specialty Insurance Group [2]	356,597	9,756,494
Stewart Information Services	262,895	11,514,801
		129,842,755
Total		352,923,467

Industrials – 20.3%
Building Products - 3.1%
Simpson Manufacturing	76,100	11,400,541
UFP Industries	169,399	17,346,458
		28,746,999
Commercial Services & Supplies - 1.6%
Healthcare Services Group [2]	1,430,602	14,921,179
Machinery - 3.3%
Allison Transmission Holdings	71,492	4,222,317
Douglas Dynamics	584,357	17,635,894
Lincoln Electric Holdings	10,666	1,938,972
Timken Company (The)	99,038	7,278,303
		31,075,486
Professional Services - 2.2%
Barrett Business Services	163,027	14,711,557
KBR	107,714	6,348,663
		21,060,220
Trading Companies & Distributors - 10.1%
Air Lease Cl. A	507,231	19,989,974
Applied Industrial Technologies	80,660	12,470,843
FTAI Aviation	755,971	26,874,769
Global Industrial	186,325	6,241,887
MRC Global [2]	621,290	6,368,222
MSC Industrial Direct Cl. A	98,791	9,696,337
NOW [2]	1,078,508	12,801,890
		94,443,922
Total		190,247,806

Information Technology – 16.0%
Electronic Equipment, Instruments & Components - 5.0%
Coherent [2]	514,893	16,806,108
Crane NXT	75,499	4,195,479
Vontier Corporation	829,653	25,652,871
		46,654,458
IT Services - 4.5%
Hackett Group (The)	838,560	19,781,630
Kyndryl Holdings [2]	1,483,811	22,405,546
		42,187,176
Semiconductors & Semiconductor Equipment - 2.2%
Kulicke & Soffa Industries	232,607	11,311,678
MKS Instruments	112,916	9,771,751
		21,083,429
Software - 4.3%
Sapiens International	703,849	20,010,427
Teradata Corporation [2]	451,759	20,338,190
		40,348,617
Total		150,273,680

Materials – 6.2%
Chemicals - 3.1%
Element Solutions	1,018,098	19,964,902
Ingevity Corporation [2]	185,715	8,841,891
		28,806,793
Containers & Packaging - 3.1%
Graphic Packaging Holding Company	554,035	12,343,900
Silgan Holdings	395,226	17,038,193
		29,382,093
Total		58,188,886

Real Estate – 2.9%
Office REITs - 1.3%
Equity Commonwealth	666,011	12,234,622
Real Estate Management & Development - 1.6%
Kennedy-Wilson Holdings	993,197	14,639,724
Total		26,874,346

TOTAL COMMON STOCKS
(Cost $793,451,445)		919,871,326

REPURCHASE AGREEMENT – 1.9%
Fixed Income Clearing Corporation, 3.15% dated 9/29/23, due 10/2/23, maturity value $17,982,958 (collateralized by obligations of U.S. Government Agencies, 4.125% due 6/15/26, valued at $18,337,804
(Cost $17,978,239)		17,978,239

TOTAL INVESTMENTS – 100.1%
(Cost $811,429,684)		937,849,565

LIABILITIES LESS CASH AND OTHER ASSETS – (0.1)%		(613,129)

NET ASSETS – 100.0%		$937,236,436

SCHEDULES OF INVESTMENTS

ROYCE SMALL-CAP VALUE FUND

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.6%

Communication Services – 3.1%
Media - 3.1%
Entravision Communications Cl. A	220,747	$805,727
Saga Communications Cl. A	57,635	1,236,847
TEGNA	87,314	1,272,165
Total		3,314,739

Consumer Discretionary – 18.1%
Diversified Consumer Services - 0.5%
Lincoln Educational Services [2]	59,446	502,319
Hotels, Restaurants & Leisure - 1.6%
Bloomin’ Brands	69,700	1,713,923
Household Durables - 4.0%
M/I Homes [2]	18,321	1,539,697
Meritage Homes	6,477	792,720
PulteGroup	25,600	1,895,680
		4,228,097
Specialty Retail - 7.4%
Buckle (The)	38,425	1,283,011
Caleres	40,139	1,154,398
Destination XL Group [2]	193,322	866,083
Haverty Furniture	33,962	977,426
Shoe Carnival	61,583	1,479,839
Signet Jewelers	14,989	1,076,360
Williams-Sonoma	6,700	1,041,180
		7,878,297
Textiles, Apparel & Luxury Goods - 4.6%
Carter’s	20,300	1,403,745
Kontoor Brands	31,500	1,383,165
Movado Group	28,401	776,767
Steven Madden	40,900	1,299,393
		4,863,070
Total		19,185,706

Consumer Staples – 2.5%
Consumer Staples Distribution & Retail - 2.5%
Ingles Markets Cl. A	16,575	1,248,595
Village Super Market Cl. A	60,899	1,378,753
Total		2,627,348

Energy – 10.5%
Oil, Gas & Consumable Fuels - 10.5%
Berry Corporation	113,841	933,496
Chord Energy	12,052	1,953,268
Civitas Resources	24,934	2,016,412
Dorchester Minerals L.P.	53,102	1,542,613
Matador Resources	27,100	1,611,908
Riley Exploration Permian	42,053	1,336,865
SilverBow Resources [2]	50,491	1,806,063
Total		11,200,625

Financials – 16.6%
Banks - 11.6%
Citizens Community Bancorp	78,873	757,181
CNB Financial	73,658	1,333,946
Dime Community Bancshares	53,607	1,069,996
Heritage Financial	45,850	747,813
Landmark Bancorp	8,094	147,311
Mid Penn Bancorp	52,139	1,049,558
National Bankshares	5,869	146,960
Princeton Bancorp	29,649	859,525
Riverview Bancorp	116,983	650,425
Summit Financial Group	27,576	621,563
Timberland Bancorp	53,249	1,443,048
TrustCo Bank Corp NY	46,800	1,277,172
Unity Bancorp	56,935	1,333,987
Western New England Bancorp	132,324	858,783
		12,297,268
Capital Markets - 1.9%
Evercore Cl. A	13,936	1,921,496
Houlihan Lokey Cl. A	1,161	124,366
		2,045,862
Financial Services - 1.2%
International Money Express [2]	76,081	1,288,051
Insurance - 1.9%
Tiptree	118,696	1,989,345
Total		17,620,526

Health Care – 5.7%
Biotechnology - 1.1%
Catalyst Pharmaceuticals [2]	102,355	1,196,530
Health Care Providers & Services - 3.1%
Cross Country Healthcare [2]	58,957	1,461,544
Ensign Group (The)	1,121	104,174
Molina Healthcare [2]	5,240	1,718,144
		3,283,862
Pharmaceuticals - 1.5%
SIGA Technologies	290,756	1,526,469
Total		6,006,861

Industrials – 20.0%
Air Freight & Logistics - 1.3%
Hub Group Cl. A [2]	17,212	1,351,831
Building Products - 3.7%
Insteel Industries	24,834	806,112
Quanex Building Products	57,095	1,608,366
UFP Industries	14,800	1,515,520
		3,929,998
Construction & Engineering - 2.5%
Northwest Pipe [2]	39,369	1,187,763
Sterling Infrastructure [2]	19,919	1,463,648
		2,651,411
Electrical Equipment - 1.5%
Preformed Line Products	9,462	1,538,332
Ground Transportation - 3.9%
ArcBest Corporation	13,979	1,420,965
Schneider National Cl. B	69,121	1,913,961
Universal Logistics Holdings	28,334	713,450
Werner Enterprises	3,418	133,131
		4,181,507
Marine Transportation - 2.1%
Genco Shipping & Trading	100,958	1,412,402
Pangaea Logistics Solutions	147,775	868,917
		2,281,319
Professional Services - 5.0%
Barrett Business Services	16,394	1,479,395
IBEX [2]	95,361	1,473,327
Kforce	3,895	232,376
Korn Ferry	18,164	861,700
Resources Connection	88,251	1,315,822
		5,362,620
Total		21,297,018

Information Technology – 18.0%
Communications Equipment - 1.4%
Aviat Networks [2]	47,628	1,485,994
Electronic Equipment, Instruments & Components - 13.9%
ePlus [2]	29,607	1,880,637
Flex [2]	78,181	2,109,323
Insight Enterprises [2]	6,997	1,018,063
Jabil	16,822	2,134,544
Kimball Electronics [2]	47,395	1,297,675
PC Connection	27,105	1,446,865
Sanmina Corporation [2]	30,940	1,679,423
TD SYNNEX	13,366	1,334,729
Vishay Intertechnology	74,904	1,851,627
		14,752,886
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology	47,181	1,066,291
Cohu [2]	4,016	138,311
Kulicke & Soffa Industries	2,597	126,292
		1,330,894
Software - 1.5%
Adeia	147,902	1,579,593
Total		19,149,367

Materials – 1.0%
Metals & Mining - 1.0%
Ryerson Holding Corporation	38,125	1,109,056
Total		1,109,056

Real Estate – 1.1%
Real Estate Management & Development - 1.1%
RMR Group (The) Cl. A	48,350	1,185,542
Total		1,185,542

TOTAL COMMON STOCKS
(Cost $83,271,244)		102,696,788

REPURCHASE AGREEMENT – 2.1%
Fixed Income Clearing Corporation,
3.15% dated 9/29/23, due 10/2/23,
maturity value $2,236,734 (collateralized
by obligations of various U.S. Government
Agencies, 0.75%-4.125% due 5/31/26-6/15/26,
valued at $2,280,958)
(Cost $2,236,147)		2,236,147

TOTAL INVESTMENTS – 98.7%
(Cost $85,507,391)		104,932,935

CASH AND OTHER ASSETS LESS LIABILITIES – 1.3%		1,371,365

NET ASSETS – 100.0%		$106,304,300

SCHEDULES OF INVESTMENTS

ROYCE SMALLER-COMPANIES GROWTH FUND

SEPTEMBER 30, 2023 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.1%

Consumer Discretionary – 7.9%
Broadline Retail - 2.2%
Ollie's Bargain Outlet Holdings [2]	47,000	$3,627,460
Hotels, Restaurants & Leisure - 4.4%
Bragg Gaming Group [2]	368,000	1,780,055
DraftKings Cl. A [2]	108,000	3,179,520
Texas Roadhouse	26,000	2,498,600
		7,458,175
Household Durables - 1.3%
Installed Building Products	17,000	2,123,130
Total		13,208,765

Consumer Staples – 4.8%
Beverages - 3.2%
Celsius Holdings [2]	23,000	3,946,800
MGP Ingredients	13,000	1,371,240
		5,318,040
Food Products - 1.6%
Freshpet [2]	42,000	2,766,960
Total		8,085,000

Energy – 3.5%
Energy Equipment & Services - 3.5%
Cactus Cl. A	54,000	2,711,340
Oceaneering International [2]	82,000	2,109,040
Select Water Solutions Cl. A	123,000	977,850
Total		5,798,230

Financials – 7.0%
Banks - 4.8%
Atlantic Union Bankshares	83,000	2,388,740
Seacoast Banking Corporation of Florida	125,000	2,745,000
Webster Financial	70,000	2,821,700
		7,955,440
Capital Markets - 0.8%
Open Lending [2,4]	181,000	1,324,920
Financial Services - 1.4%
AvidXchange Holdings [2]	45,000	426,600
Cantaloupe [2]	314,000	1,962,500
		2,389,100
Total		11,669,460

Health Care – 19.0%
Biotechnology - 2.9%
ARS Pharmaceuticals [2,4]	217,000	820,260
Avid Bioservices [2]	100,000	944,000
MeiraGTx Holdings [2]	146,337	718,515
PureTech Health [1,2]	1,046,000	2,307,452
		4,790,227
Health Care Equipment & Supplies - 11.3%
Alphatec Holdings [2]	261,000	3,385,170
Axonics [2]	28,000	1,571,360
CVRx [2,4]	70,416	1,068,210
InMode [2]	110,000	3,350,600
Inspire Medical Systems [2]	13,488	2,676,559
Lantheus Holdings [2]	23,000	1,598,040
SI-BONE [2]	132,000	2,803,680
TransMedics Group [2,4]	45,000	2,463,750
		18,917,369
Health Care Providers & Services - 1.7%
Privia Health Group [2]	125,000	2,875,000
Life Sciences Tools & Services - 1.1%
Azenta [2]	10,000	501,900
BioLife Solutions [2]	36,000	497,160
MaxCyte [2,4]	250,000	780,000
		1,779,060
Pharmaceuticals - 2.0%
Corcept Therapeutics [2]	64,000	1,743,680
Harrow [2,4]	116,700	1,676,979
		3,420,659
Total		31,782,315

Industrials – 26.7%
Aerospace & Defense - 1.7%
AeroVironment [2]	25,000	2,788,250
Air Freight & Logistics - 2.0%
GXO Logistics [2]	57,000	3,343,050
Commercial Services & Supplies - 5.6%
ACV Auctions Cl. A [2]	318,000	4,827,240
VSE Corporation	88,000	4,438,720
		9,265,960
Electrical Equipment - 2.1%
Enovix Corporation [2,4]	108,000	1,355,400
Shoals Technologies Group Cl. A [2]	118,000	2,153,500
		3,508,900
Machinery - 5.8%
ATS Corporation [2]	113,000	4,817,007
Chart Industries [2]	21,000	3,551,520
Energy Recovery [2]	48,000	1,018,080
Symbotic Cl. A [2,4]	9,500	317,585
		9,704,192
Professional Services - 1.9%
LegalZoom.com [2]	164,000	1,794,160
Paylocity Holding Corporation [2]	7,786	1,414,717
		3,208,877
Trading Companies & Distributors - 7.6%
Distribution Solutions Group [2]	260,140	6,763,640
FTAI Aviation	104,000	3,697,200
Herc Holdings	19,000	2,259,860
		12,720,700
Total		44,539,929

Information Technology – 22.4%
Electronic Equipment, Instruments & Components - 2.8%
Evolv Technologies Holdings [2]	379,000	1,841,940
Iteris [2]	417,474	1,728,342
NAPCO Security Technologies	50,000	1,112,500
		4,682,782
Semiconductors & Semiconductor Equipment - 6.4%
Aehr Test Systems [2]	82,000	3,747,400
Credo Technology Group Holding [2]	40,000	610,000
Impinj [2]	53,555	2,947,132
indie Semiconductor Cl. A [2]	309,000	1,946,700
Silicon Laboratories [2]	12,000	1,390,680
		10,641,912
Software - 12.6%
Agilysys [2]	53,000	3,506,480
CyberArk Software [2]	20,000	3,275,400
Descartes Systems Group (The) [2]	35,033	2,570,722
JFrog [2]	171,000	4,336,560
NextNav [2,4]	368,894	1,896,115
SoundHound AI Cl. A [2,4]	110,000	221,100
Sprout Social Cl. A [2,4]	61,000	3,042,680
Vertex Cl. A [2]	95,000	2,194,500
		21,043,557
Technology Hardware, Storage & Peripherals - 0.6%
Super Micro Computer [2]	3,500	959,770
Total		37,328,021

Materials – 3.2%
Chemicals - 1.1%
Bioceres Crop Solutions [2]	165,000	1,862,850
Metals & Mining - 2.1%
AMG Critical Materials [1]	93,589	2,811,035
Lithium Royalty [2]	75,000	627,278
		3,438,313
Total		5,301,163

Real Estate – 0.6%
Office REITs - 0.6%
Postal Realty Trust Cl. A	70,000	945,000
Total		945,000

TOTAL COMMON STOCKS
(Cost $131,786,335)		158,657,883

REPURCHASE AGREEMENT – 4.7%
Fixed Income Clearing Corporation, 3.15% dated 9/29/23, due 10/2/23, maturity value $7,849,881 (collateralized by obligations of U.S. Government Agencies, 0.75% due 5/31/26, valued at $8,004,803) (Cost $7,847,821)		7,847,821

COLLATERAL RECEIVED FOR SECURITIES LOANED – 2.7%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-5.20%) (Cost $4,509,673)	4,509,673	4,509,673

TOTAL INVESTMENTS – 102.5%
(Cost $144,143,829)		171,015,377

LIABILITIES LESS CASH AND OTHER ASSETS – (2.5)%		(4,237,296)

NET ASSETS – 100.0%		$166,778,081

ADR – American Depository Receipt

[1]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[2]	Non-income producing.

[3]	Securities for which market quotations are not readily available represent 0.0% and 0.0% of net assets for Royce Micro-Cap Fund and Royce Small-Cap Opportunity Fund. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[4]	All or a portion of these securities were on loan as of September 30, 2023.

[5]	As of September 30, 2023, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Royce International Premier Fund are categorized by the country of their headquarters.

Tax Information:

As of September 30, 2023, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	(Depreciation)
Royce Dividend Value Fund	$27,102,083	$32,531,501	$32,862,991	$331,490
Royce Global Financial Services Fund	16,345,965	9,324,614	10,665,260	1,340,646
Royce International Premier Fund	720,203,909	(85,478,053)	56,652,815	142,130,868
Royce Micro-Cap Fund	232,827,793	51,581,937	91,576,024	39,994,087
Royce Pennsylvania Mutual Fund	1,213,893,458	453,130,434	526,381,633	73,251,199
Royce Premier Fund	835,451,679	471,064,581	502,702,318	31,637,737
Royce Small-Cap Opportunity Fund	1,109,750,854	143,395,911	293,696,146	150,300,235
Royce Small-Cap Special Equity Fund	618,506,142	132,649,469	153,796,376	21,146,907
Royce Small-Cap Total Return Fund	815,068,217	122,781,348	156,319,572	33,538,224
Royce Small-Cap Value Fund	85,606,106	19,326,829	23,853,820	4,526,991
Royce Smaller-Companies Growth Fund	144,159,936	26,855,441	38,248,363	11,392,922

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Royce Dividend Value Fund, Royce Global Financial Services Fund, Royce International Premier Fund, Royce Micro-Cap Fund, Royce Pennsylvania Mutual Fund, Royce Premier Fund, Royce Small-Cap Opportunity Fund, Royce Small-Cap Special Equity Fund, Royce Small-Cap Total Return Fund, Royce Small-Cap Value Fund and Royce Smaller-Companies Growth Fund (the “Fund” or “Funds”), are the eleven series of The Royce Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”). Investment transactions are accounted for on the trade date. Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Equity securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the Investment Company Act of 1940 (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust's Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas. In the case of restricted securities, fair value determinations generally start with the inherent or intrinsic worth of the relevant security, without regard to the restrictive feature, and are reduced for any diminution in value resulting from the restrictive feature. Due to the inherent uncertainty of such valuations, these fair values may differ significantly from the values that would have been used had an active market existed.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;
●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or
●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of September 30, 2023. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	Level 1	Level 2	Level 3	Total
Royce Dividend Value Fund
Common Stocks	$50,361,868	$7,336,564	$ –	$57,698,432
Repurchase Agreement	–	1,935,152	–	1,935,152
Royce Global Financial Services Fund
Common Stocks	20,837,444	3,697,574	–	24,535,018
Diversified Investment Companies	275,609	–	–	275,609
Repurchase Agreement	–	859,952	–	859,952
Royce International Premier Fund
Common Stocks	50,761,015	540,257,114	–	591,018,129
Preferred Stocks	–	9,759,810	–	9,759,810
Repurchase Agreement	–	33,947,917	–	33,947,917
Royce Micro-Cap Fund
Common Stocks	270,225,113	6,170,065	0	276,395,178
Repurchase Agreement	–	7,379,069	–	7,379,069
Money Market Fund/Collateral Received for Securities Loaned	635,483	–	–	635,483
Royce Pennsylvania Mutual Fund
Common Stocks	1,610,535,110	4,851,625	–	1,615,386,735
Repurchase Agreement	–	48,770,282	–	48,770,282
Money Market Fund/Collateral Received for Securities Loaned	2,866,875	–	–	2,866,875
Royce Premier Fund
Common Stocks	1,243,993,320	–	–	1,243,993,320
Repurchase Agreement	–	62,522,940	–	62,522,940
Royce Small-Cap Opportunity Fund
Common Stocks	1,203,707,627	813,436	0	1,204,521,063
Repurchase Agreement	–	43,786,579	–	43,786,579
Money Market Fund/Collateral Received for Securities Loaned	4,839,123	–	–	4,839,123
Royce Small-Cap Special Equity Fund
Common Stocks	617,492,821	5,402,000	–	622,894,821
Repurchase Agreement	–	128,260,790	–	128,260,790
Royce Small-Cap Total Return Fund
Common Stocks	882,362,203	37,509,123	–	919,871,326
Repurchase Agreement	–	17,978,239	–	17,978,239
Royce Small-Cap Value Fund
Common Stocks	102,696,788	–	–	102,696,788
Repurchase Agreement	–	2,236,147	–	2,236,147
Royce Smaller-Companies Growth Fund
Common Stocks	153,539,395	5,118,488	–	158,657,883
Repurchase Agreement	–	7,847,821	–	7,847,821
Money Market Fund/Collateral Received for Securities Loaned	4,509,673	–	–	4,509,673

Level 3 Reconciliation:					Unrealized Gain (Loss)
	Balance as			Realized	Currently Held	Securities	Balance as
	of 12/31/22	Purchases	Sales	Gain (Loss)	Securities	No Longer Held	of 9/30/23
Royce Micro-Cap Fund
Common Stocks	$ 0	$ –	$ –	$ –	$ 0	$ –	$ 0
Royce Small-Cap Opportunity Fund
Common Stocks	0	–	–	–	0	–	0

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of September 30, 2023, are next business day and continuous.

Securities Lending:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of September 30, 2023:

		Securities on Loan
	Cash Collateral[1]	Collateralized by Cash Collateral	Net Amount
Royce Micro-Cap Fund	$ 635,483	$ (640,566)	$ (5,083)
Royce Pennsylvania Mutual Fund	2,866,875	(2,844,798)	22,077
Royce Small-Cap Opportunity Fund	4,839,123	(4,664,152)	174,971
Royce Smaller-Companies Growth Fund	4,509,673	(4,361,036)	148,637

[1]	The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of September 30, 2023:

		Securities on Loan
	Non-Cash Collateral	Collateralized by Non-Cash Collateral	Net Amount
Royce Micro-Cap Fund	$ 1,929,556	$ (1,872,278)	$ 57,278
Royce Pennsylvania Mutual Fund	4,739,950	(4,638,551)	101,399
Royce Small-Cap Opportunity Fund	7,750,390	(7,546,202)	204,188
Royce Smaller-Companies Growth Fund	6,173,297	(6,028,337)	144,960

Transactions in Affiliated Companies:

An "Affiliated Company," as defined in the 1940 Act, is a company in which a Fund owns 5% or more of the company's outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2023:

Affiliated Company[1]	Shares 12/31/22	Market Value 12/31/22	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 9/30/23	Market Value 9/30/23
Royce International Premier Fund
United Kingdom – 2.8%
Restore[2,3]	4,729,458	$18,868,340	$9,089,495	$2,564,185	$(1,407,831)	$(5,836,630)	$577,315	n/a	n/a
		18,868,340			(1,407,831)	(5,836,630)	577,315
Royce Small-Cap Opportunity Fund
Consumer Discretionary – 0.5%
Textiles, Apparel & Luxury Goods – 0.5%
Lakeland Industries[4]	273,810	3,641,673	2,169,119	—	—	672,820	30,691	430,233	$6,483,612
		3,641,673			—	672,820	30,691		6,483,612
Industrials – 0.5%
Construction & Engineering – 0.5%
Limbach Holdings[3,5]	654,981	6,818,352	—	8,626,362	4,884,972	3,669,407	—	n/a	n/a
		6,818,352			4,884,972	3,669,407	—

Information Technology – 1.1%

Communications Equipment – 0.4%

PCTEL[4]	1,044,693	4,492,180	165,529	51,081	(16,969)	(131,753)	172,125	1,071,612	4,457,906

Semiconductors & Semiconductor Equipment – 0.4%
Amtech Systems[4,5]	663,484	5,042,478	477,208	—	—	(53,479)	—	717,350	5,466,207

Technology Hardware, Storage & Peripherals – 0.3%
Intevac[4,5]	968,302	6,264,914	1,547,779	—	—	(3,703,624)	—	1,321,244	4,109,069
		15,799,572			(16,969)	(3,888,856)	172,125		14,033,182
		26,259,597			4,868,003	453,371	202,816		20,516,794

Royce Small-Cap Special Equity Fund
Consumer Discretionary – 3.7%
Automobile Components – 3.7%
Standard Motor Products[3]	1,188,000	41,342,400	1,173,090	14,529,115	(1,780,124)	1,866,449	852,745	n/a	n/a
		41,342,400			(1,780,124)	1,866,449	852,745
Industrials – 3.0%
Machinery – 3.0%
Gencor Industries[4,5]	1,066,000	10,766,600	—	2,259,411	(327,983)	4,679,094	—	910,000	12,858,300
Hurco Companies[4]	580,000	15,155,400	—	3,175,319	(2,413,304)	212,703	232,928	436,000	9,779,480
		25,922,000			(2,741,287)	4,891,797	232,928		22,637,780
Information Technology – 3.5%
Semiconductors & Semiconductor Equipment – 3.5%
NVE Corporation[4]	371,500	24,054,625	—	4,185,657	913,378	5,954,224	1,068,000	325,500	26,736,570
		24,054,625			913,378	5,954,224	1,068,000		26,736,570
		91,319,025			(3,608,033)	12,712,470	2,153,673		49,374,350

Royce Small-Cap Total Return Fund
Financials – 5.1%
Financial Services – 1.4%
NewtekOne[3]	471,100	7,655,375	14,341,030	7,701,253	(678,074)	(448,057)	418,627	n/a	n/a
Insurance – 3.7%
International General Insurance Holdings[4]	2,747,997	21,983,976	3,593,972	746,659	129,774	9,957,542	87,503	3,095,621	34,918,605
		29,639,351			(548,300)	9,509,485	506,130		34,918,605

[1]	Percentages represent the percentages of the investments in Affiliated Companies of the Fund's net assets.

[2]	This security is defined as a Level 2 security due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors.
[3]	Not an Affiliated Company as of September 30, 2023.

[4]	As of September 30, 2023, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

[5]	Non-income producing.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).